CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2019
CONTRACTUAL OBLIGATIONS
CONTRACTUAL OBLIGATIONS

17.   CONTRACTUAL OBLIGATIONS

In connection with its Streams, the Company has committed to purchase the following:

	Percent of		Per ounce cash payment:
	life of		Lesser of amount below and the then
	mine		prevailing market price
	production		(unless otherwise noted)
Gold Stream interests
La Colorada	100%		US$650
La Bolsa	5%		US$450

Silver Stream interests
Moss	100	%(1)	20% of silver spot price
El Mochito	22.5	%(2)	25% of silver spot price
(1)	After 3.5 million ounces of silver are delivered, Maverix’s silver purchase entitlement will be 50% of the remaining life of mine silver production.
(2)	If 3.0 million ounces are delivered to Maverix prior to April 1, 2022, Maverix’s silver purchase entitlement will be 20% of life of mine silver production.

In connection with the acquisition of the Silvertip Royalty, the Company may issue an additional 1,400,000 common shares of the Company when the Silvertip mine achieves commercial production and a cumulative throughput of 400,000 tonnes of ore through the processing plant.